Information by business segment and by geographic area	6 Months Ended
Jun. 30, 2021
Information by business segment and by geographic area
Information by business segment and by geographic area

4. Information by business segment and by geographic area

The Company operates the following reportable segments: Ferrous Minerals, Base Metals and Coal. The segments are aligned with products and reflect the structure used by Management to evaluate Company’s performance. The responsible bodies for making operational decisions, allocating resources and evaluating performance ("chief operating decision maker" under IFRS 8 - Operating Segments) are the Executive Boards and the Board of Directors. Accordingly, the performance of the operating segments is assessed based on a measure of adjusted EBITDA.

The Company allocates to “Others” the revenues and cost of other products, services, research and development, investments in joint ventures and associates of other business and unallocated corporate expenses. Additionally, the costs related to the Brumadinho event are not directly linked to the Company's operating activities and, therefore, are allocated to "Other" as well.

In the current period, the Company has allocated the financial information of Vale Nouvelle-Calédonie SAS (“VNC”) operation to “Others” as this operation is no longer analyzed by the chief operating decision maker as part of to the performance of the Base Metals business segment due to the sale of this operation. The comparative periods were restated to reflect this change in the allocation criteria.

a) Adjusted EBITDA

The definition of Adjusted EBITDA for the Company is the operating income or loss plus dividends received and interest from associates and joint ventures, and excluding the amounts charged as (i) depreciation, depletion and amortization and (ii) impairment and disposal of non-current assets.

	Three-month period ended June 30,2021
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	12,200	(2,816)	(61)	(43)	(74)	—	9,206
Iron ore pellets	1,947	(520)	2	—	(13)	22	1,438
Ferroalloys and manganese	52	(39)	(1)	—	(4)	—	8
Other ferrous products and services	98	(71)	1	(1)	—	—	27
	14,297	(3,446)	(59)	(44)	(91)	22	10,679

Base metals
Nickel and other products	1,492	(959)	(25)	(18)	(60)	—	430
Copper	688	(229)	(1)	(21)	(1)	—	436
	2,180	(1,188)	(26)	(39)	(61)	—	866

Coal	161	(323)	—	(2)	—	—	(164)

Others	37	(48)	(96)	(56)	—	21	(142)
	16,675	(5,005)	(181)	(141)	(152)	43	11,239

Brumadinho event	—	—	(185)	—	—	—	(185)
COVID-19	—	—	(16)	—	—	—	(16)
Total	16,675	(5,005)	(382)	(141)	(152)	43	11,038

	Three-month period ended June 30,2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	4,852	(1,739)	(59)	(25)	(122)	—	2,907
Iron ore pellets	900	(377)	2	(1)	(17)	53	560
Ferroalloys and manganese	68	(42)	—	(1)	(10)	—	15
Other ferrous products and services	75	(56)	1	—	—	—	20
	5,895	(2,214)	(56)	(27)	(149)	53	3,502

Base metals
Nickel and other products	891	(546)	(16)	(9)	(29)	—	291
Copper	523	(185)	(3)	(15)	—	—	320
	1,414	(731)	(19)	(24)	(29)	—	611

Coal	94	(361)	3	(5)	—	—	(269)

Others (i)	115	(172)	(190)	(34)	(1)	24	(258)
	7,518	(3,478)	(262)	(90)	(179)	77	3,586

Brumadinho event	—	—	(130)	—	—	—	(130)
COVID-19	—	—	(85)	—	—	—	(85)
Total	7,518	(3,478)	(477)	(90)	(179)	77	3,371

(i) Includes the reclassification of the EBITDA of VNC in the amount of US$48.

	Six-month period ended June 30,2021
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	21,354	(4,903)	(83)	(76)	(166)	—	16,126
Iron ore pellets	3,155	(903)	31	(1)	(26)	22	2,278
Ferroalloys and manganese	98	(62)	(2)	—	(8)	—	26
Other ferrous products and services	195	(137)	3	(1)	—	—	60
	24,802	(6,005)	(51)	(78)	(200)	22	18,490

Base metals
Nickel and other products	2,926	(1,730)	(35)	(29)	(60)	—	1,072
Copper	1,242	(395)	(1)	(39)	(2)	—	805
	4,168	(2,125)	(36)	(68)	(62)	—	1,877

Coal	253	(652)	2	(4)	—	78	(323)

Others (i)	97	(162)	(202)	(91)	(1)	21	(338)
	29,320	(8,944)	(287)	(241)	(263)	121	19,706

Brumadinho event	—	—	(300)	—	—	—	(300)
COVID-19	—	—	(18)	—	—	—	(18)
Total	29,320	(8,944)	(605)	(241)	(263)	121	19,388

(i) Includes the EBITDA of VNC in the amount of US$65.

	Six-month period ended June 30,2020
			Sales,			Dividends
		Cost of goods	administrative			received and
		sold and	and other		Pre operating	interest from
	Net operating	services	operating	Research and	and operational	associates and	Adjusted
	revenue	rendered	expenses	evaluation	stoppage	joint ventures	EBITDA
Ferrous minerals
Iron ore	9,163	(3,422)	(84)	(48)	(291)	—	5,318
Iron ore pellets	1,752	(789)	12	(2)	(42)	53	984
Ferroalloys and manganese	114	(91)	—	(1)	(11)	—	11
Other ferrous products and services	162	(127)	2	(1)	—	—	36
	11,191	(4,429)	(70)	(52)	(344)	53	6,349

Base metals
Nickel and other products	1,847	(1,074)	(35)	(22)	(29)	—	687
Copper	906	(392)	(2)	(32)	—	—	480
	2,753	(1,466)	(37)	(54)	(29)	—	1,167

Coal	242	(735)	5	(14)	—	75	(427)

Others (i)	301	(397)	(320)	(65)	(5)	24	(462)
	14,487	(7,027)	(422)	(185)	(378)	152	6,627

Brumadinho event	—	—	(289)	—	—	—	(289)
COVID-19	—	—	(85)	—	—	—	(85)
Total	14,487	(7,027)	(796)	(185)	(378)	152	6,253

(i) Includes the reclassification of the EBITDA of VNC in the amount of US$94.

Adjusted EBITDA is reconciled to net income as follows:

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Net income attributable to Vale's stockholders	7,586	995	13,132	1,234
Loss attributable to non-controlling interests	(49)	(76)	(118)	(154)
Net income	7,537	919	13,014	1,080
Depreciation, depletion and amortization	849	807	1,580	1,622
Income taxes	2,073	145	3,883	(504)
Financial results	(350)	485	(273)	2,770
Equity results and other results in associates and joint ventures	454	535	470	701
Dividends received and interest from associates and joint ventures (i)	43	77	121	152
Impairment and disposal of non-current assets	432	403	593	432
Adjusted EBITDA	11,038	3,371	19,388	6,253

(i) Includes the remuneration of the financial instrument of the Coal segment.

b) Assets by segment

	June 30,2021			December 31,2020
		Investments in	Property, plant		Investments in	Property, plant
		associates and	and equipment		associates and	and equipment
	Product inventory	joint ventures	and intangibles (i)	Product inventory	joint ventures	and intangibles (i)
Ferrous minerals	2,403	1,250	30,567	2,017	1,154	29,436
Base metals	1,288	17	20,155	1,231	18	19,549
Coal (note 12)	89	—	2,342	25	—	—
Others	—	930	1,817	—	859	1,459
Total	3,780	2,197	54,881	3,273	2,031	50,444

	Three-month period ended June 30,
	2021			2020
	Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	535	113	455	482	59	478
Base metals	357	69	367	295	63	309
Coal (note 12)	36	—	17	31	—	—
Others (iii)	1	28	10	35	2	20
Total	929	210	849	843	124	807

	Six-month period ended June 30,
	2021			2020
	Capital expenditures (ii)			Capital expenditures (ii)
			Depreciation,			Depreciation,
	Sustaining	Project	depletion and	Sustaining	Project	depletion and
	capital	execution	amortization	capital	execution	amortization
Ferrous minerals	1,061	195	852	1,018	150	900
Base metals	648	137	684	595	115	651
Coal (note 12)	65	—	17	111	—	19
Others (iii)	12	30	27	98	4	52
Total	1,786	362	1,580	1,822	269	1,622

(i) Goodwill is allocated to ferrous minerals and base metals segments in the amount of US$1,426 and US$1,975 in June 30, 2021 and US$1,373 and US$1,926 in December 31, 2020, respectively.

(ii) Cash outflows.

(iii) Includes the reclassification of VNC under the captions “Sustaining capital” and “depreciation, depletion and amortization”, in the amount of US$34 and US$8, respectively, for the three-month period ended on June 30, 2020 and in the amount of US$95 and US$26, respectively, for the six-month period ended on June 30, 2020.

c) Net operating revenue by geographic area

	Three-month period ended June 30, 2021
	Ferrous
	minerals	Base metals	Coal	Others	Total
Americas, except United States and Brazil	248	130	—	—	378
United States of America	161	288	—	—	449
Germany	154	463	—	—	617
Europe, except Germany	988	581	5	—	1,574
Middle East, Africa and Oceania	672	7	21	—	700
Japan	943	119	20	—	1,082
China	8,665	264	47	—	8,976
Asia, except Japan and China	987	315	66	—	1,368
Brazil	1,479	13	2	37	1,531
Net operating revenue	14,297	2,180	161	37	16,675

	Three-month period ended June 30,2020
	Ferrous
	minerals	Base metals	Coal	Others (i)	Total
Americas, except United States and Brazil	14	45	—	57	116
United States of America	29	148	—	—	177
Germany	67	284	—	—	351
Europe, except Germany	223	370	34	—	627
Middle East, Africa and Oceania	280	5	21	—	306
Japan	288	108	—	—	396
China	4,154	166	—	—	4,320
Asia, except Japan and China	417	245	35	—	697
Brazil	423	43	4	58	528
Net operating revenue	5,895	1,414	94	115	7,518

(i) Includes the reclassification of VNC in the amount of US$57.

	Six-month period ended June 30,2021
	Ferrous
	minerals	Base metals	Coal	Others (i)	Total
Americas, except United States and Brazil	467	224	—	4	695
United States of America	259	573	—	—	832
Germany	323	929	—	—	1,252
Europe, except Germany	1,579	1,287	23	—	2,889
Middle East, Africa and Oceania	943	7	39	—	989
Japan	1,470	215	20	—	1,705
China	15,458	424	60	—	15,942
Asia, except Japan and China	1,769	473	109	—	2,351
Brazil	2,534	36	2	93	2,665
Net operating revenue	24,802	4,168	253	97	29,320

(i) Includes the revenue of VNC in the amount of US$4.

	Six-month period ended June 30, 2020
	Ferrous
	minerals	Base metals	Coal	Others (i)	Total
Americas, except United States and Brazil	114	99	—	145	358
United States of America	73	393	—	—	466
Germany	249	478	—	—	727
Europe, except Germany	509	805	81	—	1,395
Middle East, Africa and Oceania	522	13	49	—	584
Japan	665	202	13	—	880
China	7,218	282	16	—	7,516
Asia, except Japan and China	828	401	79	—	1,308
Brazil	1,013	80	4	156	1,253
Net operating revenue	11,191	2,753	242	301	14,487

(i) Includes the reclassification of VNC in the amount of US$145.

Provisionally priced commodities sales - The commodity price risk arises from volatility of iron ore, nickel, copper and coal prices. The Company is mostly exposed to the fluctuations in the iron ore and copper price (note 16). The selling price of these products can be measured reliably at each period, since the price is quoted in an active market.

The sensitivity of the Company’s risk on final settlement of provisionally priced accounts receivables is presented below:

	June 30, 2021
		Provisional price
	Thousand metric tons	(US$/tonne)	Change	Effect on Revenue
Iron ore	18,155	181.3	+/-10%	329
Copper	65	11,627.7	+/-10%	76